DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

17.	DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company utilizes fair value measurements to record fair value adjustments to certain financial assets and financial liabilities and to determine fair value disclosures. Available for sale securities are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as securities held-to-maturity, and impaired loans.  These nonrecurring fair value adjustments typically involve other than temporary impairment accounting or impairments of individual assets.  The Company has not disclosed non-financial assets and liabilities recorded at fair value on a recurring or non-recurring basis.

The Company uses a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs such as quoted prices in active markets;

Level 2 - Inputs, other than the quoted prices in active markets, that are observable either directly orindirectly; and

Level 3 - Unobservable inputs in which there is little or no market data, which require the reportingentity to develop its own assumptions.

Following is a description of valuation methodologies used for assets recorded at fair value.

Investment Securities

Securities available for sale are valued at quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, and encompass marketable equity securities.  Level 2 securities include mortgage-backed securities issued by government sponsored entities, municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Impaired Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value, market value of similar debt, or present values of cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At September 30, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral less estimated costs to sell.  Impaired loans where an allowance is established requires classification in the fair value hierarchy. When the fair value of the collateral is based on the observable market price or a current appraised value, less estimated costs to sell, the Company records the impaired loan as nonrecurring Level 3.

Other Real Estate Owned

Other Real Estate Owned (“OREO”), consisting of properties obtained through foreclosure or in satisfaction of loans, is reported at the lower of cost or fair value, determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources, adjusted for estimated selling costs (Level 3). At the time of foreclosure, any excess of the loan balance over the fair value of the real estate held as collateral is treated as a charge against the allowance for loan losses. Gains or losses on sale and generally any subsequent adjustments to the value are recorded as a component of OREO expense.

	Fair Value At September	Fair Value Hierarchy
	30, 2011	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc	$1,833	$—	$1,833	$—
Federal Home Loan Mortgage Corp.	3,434	—	3,434	—
Federal National Mortgage Assoc	17,179	—	17,179	—
	22,446	—	22,446	—

CMOs:
Government National Mortgage Assoc	2,183	—	2,183	—
Marketable equity securities	519	519	—	—
Total recurring	$25,148	$519	$24,629	$—

Assets valued on a non-recurring basis:
CMOs: Private label	$892	$—	$892	$—
Impaired loans	6,821	—	—	6,821
Other real estate owned	1,405	—	—	1,405
Total non-recurring	$9,118	$—	$892	$8,226

	Fair Value At September	Fair Value Hierarchy
	30, 2010	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc	$2,098	$—	$2,098	$—
Federal Home Loan Mortgage Corp.	5,109	—	5,109	—
Federal National Mortgage Assoc	4,669	—	4,669	—
	11,876	—	11,876	—

CMOs:
Government National Mortgage Assoc	2,652	—	2,652	—
Marketable equity securities	468	468	—	—
Total recurring	$14,996	$468	$14,528	$—

Assets valued on a non-recurring basis:
CMOs: Private label	$110	$—	$110	$—
Impaired loans	6,484	—	—	6,484
Other real estate owned	1,181	—	—	1,181
Total non-recurring	$7,775	$—	$110	$7,665

The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation.  Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company’s various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.  The aggregate fair value amounts presented below may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash - For those short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment Securities - For investment securities, fair value is determined as disclosed in the previous investment security disclosure.

Loans - The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers for the same remaining maturities.  No adjustment has been made for illiquidity in the market for loans as there is no active market for many of the Company’s loans on which to reasonably base this estimate.

Federal Home Loan Bank Stock - The carrying value of the Federal Home Loan Bank of Dallas stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank of Dallas.

Bank owned life insurance- The carrying amounts of bank owned life insurance contracts approximate fair value.

Accrued Interest - The carrying amounts of accrued interest approximate fair value.

Deposits - The fair value of demand deposits, savings accounts, and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturities certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank - The fair value of advances is estimated using rates currently available for advances of similar remaining maturities.

Commitments - The fair value of commitments to extend credit was not significant.

The estimated fair values of the Company’s significant financial instruments are as follows at September 30, 2011 and 2010:

	2011		2010
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Financial assets:
Cash and cash equivalents	$29,155	$29,155	$40,655	$40,655
Investment securities	105,746	108,007	74,562	76,707
FHLB stock	5,318	5,318	5,402	5,402
Accrued interest receivable	2,320	2,320	2,480	2,480
Life Insurance contracts	13,905	13,905	13,310	13,310
Loans	608,602	637,872	595,891	630,812
Less allowance for loan losses	8,331	8,331	9,256	9,256
Loans-net of allowance	$600,271	629,541	$586,635	$621,556

Financial liabilities:
Deposits	$598,582	$603,251	$579,355	$588,399
Advances from Federal Home
Loan Bank	$101,183	$116,879	$100,017	$111,619
Accrued interest payable	$319	$319	$429	$429